Lease Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Lease liabilities [abstract]
Schedule of Operating Lease Liabilities
	Nine months ended	Year ended
	September 30, 2020	December 31, 2019
	$	$
Balance – Beginning of period	903	1,522
Interest paid as charged to comprehensive income (loss) as other finance costs	(17)	(66)
Payment against lease liabilities	(248)	(614)
Modification of lease liability	(463)	—
Impact of foreign exchange rate changes	26	61
Balance – End of period	201	903
Current lease liabilities	125	648
Non-current lease liabilities	76	255